INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Balance at beginning of the period	$ 39,616,426
Balance at end of the period	35,298,224
Gross carrying amount
Intangible assets
Balance at beginning of the period	45,848,737	$ 29,155,315
Adjustment of opening net book amount for application of IAS 29		10,926,073
Additions	602,430	578,689
Foreign currency translation	(4,477,560)	(881,708)
Balance at end of the period	41,973,607	39,778,369
Soybean HB4
Intangible assets
Balance at beginning of the period	6,120,336
Balance at end of the period	6,584,944
Soybean HB4 | Gross carrying amount
Intangible assets
Balance at beginning of the period	6,120,336	4,927,853
Additions	464,608	509,953
Balance at end of the period	6,584,944	5,437,806
Ecoseed integrated products
Intangible assets
Balance at beginning of the period	2,627,946
Balance at end of the period	2,379,559
Ecoseed integrated products | Gross carrying amount
Intangible assets
Balance at beginning of the period	2,627,946
Additions	39,514
Foreign currency translation	(287,901)
Balance at end of the period	2,379,559
Microbiology product
Intangible assets
Balance at beginning of the period	2,208,117
Balance at end of the period	1,572,112
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the period	3,267,200	2,505,864
Adjustment of opening net book amount for application of IAS 29		841,714
Additions		47,552
Foreign currency translation	(498,873)	(84,926)
Balance at end of the period	2,768,327	3,310,204
Trademarks and patents
Intangible assets
Balance at beginning of the period	8,063,648
Balance at end of the period	6,892,144
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the period	9,810,822	6,278,706
Adjustment of opening net book amount for application of IAS 29		2,986,739
Additions		21,184
Foreign currency translation	(1,074,808)	(256,245)
Balance at end of the period	8,736,014	9,030,384
Software
Intangible assets
Balance at beginning of the period	994,723
Balance at end of the period	789,788
Software | Gross carrying amount
Intangible assets
Balance at beginning of the period	2,149,340	1,444,603
Adjustment of opening net book amount for application of IAS 29		438,726
Additions	98,308
Foreign currency translation	(219,709)	(16,471)
Balance at end of the period	2,027,939	1,866,858
Customer loyalty
Intangible assets
Balance at beginning of the period	19,601,656
Balance at end of the period	17,079,677
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the period	21,873,093	13,998,289
Adjustment of opening net book amount for application of IAS 29		6,658,894
Foreign currency translation	(2,396,269)	(524,066)
Balance at end of the period	$ 19,476,824	$ 20,133,117